Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2026	Jan. 31, 2025
Cash flows from operating activities
Net income		$ 2,299	$ 993
Adjustment for:
Net interest income	[1]	(5,582)	(5,173)
Depreciation and amortization		385	403
Provision for credit losses		1,176	1,162
Equity-settled share-based payment expense		8	8
Net gain on sale of investment securities		(19)	(31)
Net (gain)/loss on divestitures		434	1,362
Net income from investments in associated corporations		(189)	(113)
Income tax expense		872	726
Changes in operating assets and liabilities:
Trading assets		(11,177)	(4,277)
Securities purchased under resale agreements and securities borrowed		(16,158)	10,288
Loans		(4,500)	2,872
Deposits		32,852	8,050
Obligations related to securities sold short		(4,645)	(727)
Obligations related to securities sold under repurchase agreements and securities lent		20,019	(13,728)
Net derivative financial instruments		894	4,567
Other, net		(8,048)	(5,348)
Interest and dividends received		13,577	15,455
Interest paid		(8,416)	(10,511)
Income tax paid		(907)	(1,244)
Net cash from/(used in) operating activities		12,875	4,734
Cash flows from investing activities
Interest-bearing deposits with financial institutions		(11,385)	(4,065)
Purchase of investment securities		(14,910)	(17,115)
Proceeds from sale and maturity of investment securities		17,242	20,067
Acquisition/divestiture of subsidiaries, associated corporations or business units, net of cash acquired		(1,239)	(2,848)
Property and equipment, net of disposals		(231)	(8)
Other, net		57	(143)
Net cash from/(used in) investing activities		(10,466)	(4,112)
Cash flows from financing activities
Redemption of subordinated debentures		(1,786)	0
Proceeds from preferred shares and other equity instruments issued			1,453
Proceeds from common shares issued		111	82
Common shares purchased for cancellation		(485)	0
Cash dividends and distributions paid		(1,490)	(1,442)
Distributions to non-controlling interests		(26)	(16)
Payment of lease liabilities		(70)	(76)
Other, net		(120)	(407)
Net cash from/(used in) financing activities		(3,866)	(406)
Effect of exchange rate changes on cash and cash equivalents		(67)	275
Net change in cash and cash equivalents		(1,524)	491
Cash and cash equivalents at beginning of period	[2]	10,256	9,406
Cash and cash equivalents at end of period	[2]	$ 8,732	$ 9,897

[1]	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
[2]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 5).